Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Write-down of potentially obsolete or slow-moving inventories	$ 42,241	$ 518,119	$ 1,501,510
Lower of cost or market adjustment	$ 0	$ 0	$ 166,998